SCHEDULE 1 (Condensed Financial Information of Parent Company)	12 Months Ended
Dec. 31, 2012
SCHEDULE 1 (Condensed Financial Information of Parent Company) [Abstract]
SCHEDULE 1 (Condensed Financial Information of Parent Company)

SCHEDULE 1

CONDENSED FINANCIAL STATEMENTS

FOR YEARS ENDED DECEMBER 31, 2012 AND 2011

OSSEN INNOVATION CO., LTD
CONDENSED BALANCE SHEETS AS OF DECEMBER 31, 2012 AND 2011

	December 31,
	2012	2011
ASSETS
Current Assets
Cash	$46,368	$616,654
Accounts receivable from related party	20,000,000	20,000,000
Total Current Assets	20,046,368	20,616,654
Long term investment in subsidiaries	46,523,676	43,238,081
TOTAL ASSETS	$66,570,044	$63,854,735

LIABILITIES AND SHAREHOLDERS' EQUITY
TOTAL LIABILITIES	0	0

EQUITY
Shareholders' Equity
Share Capital	50,000	50,000
Additional paid-in capital	20,735,955	20,735,955
Statutory reserve	0	0
Retained earnings	45,875,656	43,065,332
Accumulated other comprehensive income	5,042	3,448
Treasury stock	(96,609)	0
TOTAL SHAREHOLDERS' EQUITY	66,570,044	63,854,735
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$66,570,044	$63,854,735

OSSEN INNOVATION CO., LTD CONDENSED STATEMENTS
OF OPERATIONS FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	Year Ended December 31,
	2012	2011

REVENUES	$0	$0
COST OF GOODS SOLD	0	0
GROSS PROFIT	0	0
Selling expenses	0	0
General and administrative expenses	(473,060)	(169,516)
Total Operating Expenses	(473,060)	(169,516)

LOSS FROM OPERATIONS	(473,060)	(169,516)
Financial expenses, net	(619)	(413)
Investment in subsidiaries	2,942,190	11,823,627
INCOME BEFORE INCOME TAX	2,468,511	11,653,698
INCOME TAX	0	0
NET INCOME	2,468,511	11,653,698

OSSEN INNOVATION CO., LTD CONDENSED STATEMENTS
OF CASH FLOWS FOR THE YEAR ENDED DECEMBER 31, 2012 AND 2011

	Year Ended	Year Ended
	December 31, 2012	December 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$2,468,511	$11,653,698
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in earnings of subsidiaries	(2,942,190)	(11,382,044)
Net cash used in operating activities	(473,679)	271,654

CASH FLOWS FROM INVESTING ACTIVITIES:

Net cash used in investing activities	0	0

CASH FLOWS FROM FINANCING ACTIVITIES:
IPO expense compensation		0
Treasury stock purchased	(96,609)	0
Net cash provided by financing activities	(96,609)	0

INCREASE IN CASH	(570,288)	271,654
Effect of exchange rate changes on cash	2	0
Cash at beginning of period	616,654	345,000

CASH AT END OF PERIOD	$46,368	616,654